Significant Accounting Policies (Details Narrative) (Marketing Analysts, LLC and Affiliate) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Total advertising expenses	$ 53,081	$ 159,348
Marketing Analysts, LLC and Affiliate [Member]
Total advertising expenses	$ 10,035	$ 4,402
Marketing Analysts, LLC and Affiliate [Member] | Minimum [Member]
Estimated useful of assets	5 years
Marketing Analysts, LLC and Affiliate [Member] | Maximum [Member]
Estimated useful of assets	7 years